Consolidated Statement of Cash Flows ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income tax	¥ 41,671	¥ 23,842	¥ 45,931
Adjustments for:
Investment income	(122,727)	(109,147)	(97,582)
Net realised and unrealised (gains)/losses on financial assets	(6,225)	1,056	(42,506)
Insurance contracts	176,148	131,354	112,142
Depreciation and amortisation	2,240	2,083	2,036
Foreign exchange (gains)/losses	(52)	(582)	(812)
Share of profit of associates and joint ventures, net	(7,143)	(5,855)	(1,974)
Changes in operating assets and liabilities:
Securities at fair value through profit or loss	76,378	(76,318)	(100,089)
Financial liabilities at fair value through profit or loss	931	1,539	403
Receivables and payables	38,967	124,466	70,482
Income tax paid	(4,473)	(9,331)	(8,380)
Interest received-securities at fair value through profit or loss	4,497	5,465	1,225
Dividends received-securities at fair value through profit or loss	778	526	313
Net cash inflows/(outflows) from operating activities	200,990	89,098	(18,811)
CASH FLOWS FROM INVESTING ACTIVITIES
Disposals of debt investments	30,540	10,447	11,546
Maturities of debt investments	142,845	50,101	41,806
Disposals of equity investments	506,306	508,476	400,451
Disposals of property, plant and equipment	103	114	199
Debt investments	(516,051)	(173,628)	(53,340)
Equity investments	(500,737)	(537,012)	(522,787)
Purchases of property, plant and equipment	(9,619)	(5,310)	(8,384)
Capital contribution to associates and joint ventures	(37,304)	(65,158)	(766)
Decrease/(increase) in term deposits, net	92,148	37,515	124,838
Decrease/(increase) in securities purchased under agreements to resell, net	6,981	(22,035)	(9,602)
Interest received	98,012	78,891	81,688
Dividends received	29,014	20,390	8,828
Decrease/(increase) in policy loans, net	(15,515)	(7,483)	(11,305)
Cash paid/(received) related to other investing activities	(399)	(11)	3,875
Net cash inflows/(outflows) from investing activities	(173,676)	(104,703)	67,047
CASH FLOWS FROM FINANCING ACTIVITIES
Increase/(decrease) in securities sold under agreements to repurchase, net	6,228	49,999	(13,757)
Cash received from issuing other equity instruments	0	0	7,791
Interest paid	(5,671)	(4,891)	(4,471)
Dividends paid to equity holders of the Company	(7,164)	(12,257)	(11,491)
Dividends paid to non-controlling interests	(135)	(151)	(117)
Cash received from borrowings	3,121	13,831	0
Capital injected into subsidiaries by non-controlling interests	4,034	2,939	2,630
Cash repaid to lenders	(38,000)	(30,000)	0
Cash paid related to other financing activities	(8,008)	(13,200)	0
Net cash inflows/(outflows) from financing activities	(45,595)	6,270	(19,415)
Foreign exchange gains/(losses) on cash and cash equivalents	(179)	285	241
Net decrease in cash and cash equivalents	(18,460)	(9,050)	29,062
Cash and cash equivalents, Beginning of the year	67,046	76,096	47,034
Cash and cash equivalents, End of the year	48,586	67,046	76,096
Analysis of balances of cash and cash equivalents
Cash at banks and in hand	47,444	64,364	74,135
Short-term bank deposits	¥ 1,142	¥ 2,682	¥ 1,961